Material Accounting Policies (Details) - Schedule of Diluted Loss Per Share as their Effect would be Antidilutive - shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Restricted share units [member]
Schedule of Diluted Loss Per Share as their Effect would be Antidilutive [Line Items]
RSUs	1,780,330